Schedule of Net Loss Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Sale Of Securities
Net loss	$ (5,979,054)	$ (6,616,309)	$ (4,004,887)	$ (4,027,247)	$ (4,040,447)	$ (5,003,511)	$ (16,600,250)	$ (13,071,205)	$ (17,676,232)	$ (20,709,991)
Weighted average number of shares used in computing net loss per share of common stock, basic	988,333			565,470			714,397	565,470	565,470	370,679
Weighted average number of shares used in computing net loss per share of common stock, diluted	988,333			565,470			714,397	565,470	565,470	370,679
Net loss per share of common stock, basic	$ (6.05)			$ (7.12)			$ (23.24)	$ (23.12)	$ (31.26)	$ (55.87)
Net loss per share of common stock, diluted	$ (6.05)			$ (7.12)			$ (23.24)	$ (23.12)	$ (31.26)	$ (55.87)